SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets, Contract Liabilities and Refund liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Amortization		¥ 116,300	¥ 107,300
Impairment loss on contract costs		29,769,000	0
Contract assets
Contract assets					¥ 1,217,480	¥ 3,914,312
Allowance		(467,306)	(1,515,627)	¥ (992,049)	(467,306)	(1,515,627)
Contract assets, net	$ 114,969				¥ 750,174	¥ 2,398,685
Movement of allowance for contract assets
Balance at beginning of the year		1,515,627	992,049
Allowance for contract assets and receivables		298,200		1,623,022
Write-off		(984,472)		(1,099,444)
Disposal of Hengcheng		(362,049)
Balance at end of the year		467,306	1,515,627	992,049
Deferred revenue
Revenue recognized that was included in opening deferred revenue		263,800	391,200
Movement of the balances of refund liability
Beginning balance		1,801,535	2,145,748
Addition		15,935	709,401
Payouts during the year		(643,832)	(1,053,614)
Disposal of Hengcheng		(1,162,793)
Ending balance	$ 1,662	¥ 10,845	¥ 1,801,535	¥ 2,145,748